Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets And Liabilities [line items]
initial balance	€ (110)	€ (492)	€ 83
Recognised in profit or loss	146	382	(575)
Final balance	36	(110)	(492)
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	1,295	2,023	1,974
Recognised in profit or loss	670	(728)	49
Final balance	1,965	1,295	2,023
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(1,405)	(2,515)	(1,891)
Recognised in profit or loss	(524)	1,110	(624)
Final balance	€ (1,929)	€ (1,405)	€ (2,515)